Equity Incentive Plan	6 Months Ended
Jun. 30, 2015
Equity Incentive Plan [Abstract]
Equity Incentive Plan:
13. Equity Incentive Plan:
DryShips Inc.
On January 12, 2011, 9,000,000 shares of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares vesting annually on December 31, 2011 through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share. As of June 30, 2015, 5,000,000 of these shares have been vested.
On August 20, 2013, the Compensation Committee approved that a bonus in the form of 1,000,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2012. The shares vest over a period of two years, with 333,334 shares vesting on the grant date, 333,333 shares vesting on August 20, 2014, and 333,333 vesting on August 20, 2015. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $2.01 per share. As of June 30, 2015, 666,667 of these shares have been vested.
On August 19, 2014, the Compensation Committee approved that a bonus in the form of 1,200,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years, with 400,000 shares vesting on December 31, 2014, 400,000 shares vesting on December 31, 2015, and 400,000 vesting on December 31, 2016. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $3.26 per share. As of June 30, 2015, 400,000 of these shares have been vested.
On December 30, 2014, the Compensation Committee approved that a bonus in the form of 2,100,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years, with 700,000 shares vesting on December 31, 2015, 700,000 shares vesting on December 31, 2016, and 700,000 vesting on December 31, 2017. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $1.07 per share. As of June 30, 2015, none of these shares have been vested.
A summary of the status of the Company's non-vested shares as of December 31, 2014 and the movement during the six-month period ended June 30, 2015, is presented below. There were no shares granted and no shares forfeited in the six-month period ended June 30, 2015.
	Number of non-vested shares	Weighted average grant date fair value per non-vested shares
Balance December 31, 2014	7,233,333	$3.81
Granted	-	-
Vested	-	-
Balance June 30, 2015	7,233,333	$3.81

As of December 31, 2014 and June 30, 2015, there was $12,589 and $9,261, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a period of four years.
The amounts of $2,924 and $3,328, are recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the six-month periods ended June 30, 2014 and 2015, respectively. The total fair value of shares vested during the six-month periods ended June 30, 2014 and 2015, was $0.
From June 8, 2015, Ocean Rig has been considered as an affiliate entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method and consequently, additional disclosures for Ocean Rig's equity incentive plan for 2015 have not been included.